Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value [Abstract]
Carrying Amounts and Fair Values of Recognized Financial Instruments

The carrying amounts and estimated fair values of recognized financial instruments at December 31, 2016 and 2015 are as follows:

	(in thousands)
	2016		2015
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
FINANCIAL ASSETS
Cash and cash equivalents	$14,186	$14,186	$22,922	$22,922	1
Securities, including FHLB stock	195,035	195,035	187,759	187,759	2,3
Certificates of deposit	1,494	1,494	1,992	1,992	2
Loans held for sale	1,510	1,510	347	347	3
Net loans and leases	372,741	371,493	350,416	350,374	3
Mortgage servicing rights	1,247	1,247	1,181	1,181	3
	$586,213	$584,965	$564,617	$564,575

	(in thousands)
	2016		2015
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
FINANCIAL LIABILITIES
Deposits
Maturity	$129,460	$128,592	$148,485	$147,164	3
Non-maturity	395,220	395,220	369,934	369,934	1
Other borrowings	18,774	18,774	2,118	2,118	3
Junior subordinated deferrable interest debentures	12,806	9,295	12,773	8,265	3
	$556,260	$551,881	$533,310	$527,481